Operating Lease (Details) - Schedule of Other information about the Company’s Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other information about the Company’s Leases [Abstract]
Operating cash flows used in operating leases	$ 762,963	$ 223,122
Weighted average remaining lease term (years)	2 years 5 months 19 days	6 months 21 days
Weighted average discount rate	4.74%	4.75%